Derivative financial instruments and market risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets	€ 217.0
Derivative financial liabilities	458.0
Change in fair value of cash flow hedges	(6.0)		€ (1.0)	€ 7.0
Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $					$ 3,615
Derivative financial assets	88.0
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $					$ 1,000
Derivative financial liabilities	75.0
Change in fair value of cash flow hedges	0.2
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	17,261.0		17,334.0	12,556.0
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	10,377.0		10,279.0	7,559.0
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	6,884.0		7,055.0	4,997.0
Notional amount | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	8,923.0	[1]	6,628.0	6,114.0
Notional amount | Less than 1 year | Forward currency sales in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	371.0		157.0	111.0
Notional amount | Less than 1 year | Forward Currency Sales In Chinese Yuan
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	235.0		513.0	203.0
Notional amount | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4,397.0	[2]	3,073.0	2,011.0
Notional amount | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	819.0		2,696.0	2,154.0
Notional amount | Less than 1 year | Forward currency purchases In Japanese yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	641.0		99.0	59.0
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(83.0)		53.0	90.0
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(195.0)		111.0	66.0
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	112.0		(58.0)	24.0
Fair value | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(176.0)		101.0	59.0
Fair value | Less than 1 year | Forward currency sales in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4.0		(1.0)	0.0
Fair value | Less than 1 year | Forward Currency Sales In Chinese Yuan
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(1.0)		4.0	2.0
Fair value | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	123.0		(52.0)	(4.0)
Fair value | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2.0		(10.0)	22.0
Fair value | Less than 1 year | Forward currency purchases In Japanese yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ (9.0)		€ 1.0	€ 1.0

[1]	(a)Includes forward sales with a notional amount of $3,615 million expiring in 2025, designated as a hedge of Sanofi’s net investment in Bioverativ. As of
December 31, 2024, the fair value of these forward contracts represented a liability of €88 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.

[2]	(b)Includes forward purchases with a notional amount of $1,000 million expiring in 2025, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2024, the fair value of the contracts was an asset of €75 million, the opposite entry for €0.2 million of which was debited to “Other comprehensive income” under the cost of hedging accounting treatment.